Bank borrowings - Additional information (Details)	1 Months Ended			12 Months Ended
	May 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)
Bank borrowings
Proceeds from bank borrowings | $				$ 62,537,000		$ 33,387,000		$ 4,254,000
Line of credit													¥ 50,000,000
Borrowings utilized				$ 7,114,000	¥ 50,000,000	$ 1,391,000	¥ 10,000,000
Short term debt, interest rate						1.70%						1.70%
Short term debt, Weighted average				2.00%		1.70%			2.00%			1.70%
Bank borrowings				$ 41,970,000		$ 27,823,000			¥ 295,000,000			¥ 200,000,000
Minimum
Bank borrowings
Short term debt, interest rate				1.60%					1.60%
Maximum
Bank borrowings
Short term debt, interest rate				2.20%					2.20%
Short-term loan facility
Bank borrowings
Face value											¥ 100,000,000
Proceeds from bank borrowings				$ 12,311,000	86,534,600
Short-term loan facility guaranteed
Bank borrowings
Face value										¥ 100,000,000
Proceeds from bank borrowings				$ 14,227,000	¥ 100,000,000
Long term loan facility
Bank borrowings
Face value	¥ 365,000,000		¥ 300,000,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			xnet:ChinaLoanPrimeRateMember
Spread on variable basis rate			40.00%
Issuance of secured debt drawn down	¥ 100,000,000	¥ 100,000,000	¥ 100,000,000
Due to term				3 years	3 years
Debt instrument repayment, Percentage				5.00%	5.00%
Debt instrument undrawn amount									¥ 65,000,000			¥ 100,000,000